UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         December 31, 2003

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research, Inc.
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Quinn
Title:  Vice President
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
    Peter J. Quinn           Beverly Hills, CA          February 12, 2003
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          40

Form 13F Information Table Value Total:   $14576463
                                         (thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc.              COM              02209S103  1121151 20601816 SH       SOLE                 19209416           1392400
American Express Company       COM              025816109  1027881 21312067 SH       SOLE                 19747867           1564200
Anglo American PLC             COM              03485p102     1500    67804 SH       SOLE                    67804
Apartment Investment & Managem COM              03748R101   215543  6247630 SH       SOLE                  5750530            497100
Bear Stearns Companies, Inc.   COM              073902108     2619    32753 SH       SOLE                    32753
CVS Corporation                COM              126650100   365893 10129920 SH       SOLE                  9589620            540300
El Paso Corporation            COM              28336L109   638550 77966989 SH       SOLE                 73052989           4914000
Electronic Data Systems Corpor COM              285661104  1032336 42067466 SH       SOLE                 39495966           2571500
Equity Office Properties Trust COM              294741103    98025  3421480 SH       SOLE                  3205880            215600
Equity Residential             COM              29476L107   130470  4421219 SH       SOLE                  4181119            240100
Fannie Mae                     COM              313586109  1157813 15425161 SH       SOLE                 14393461           1031700
Freddie Mac                    COM              313400301  1455600 24958854 SH       SOLE                 23415254           1543600
Gillette Co.                   COM              375766102      518    14102 SH       SOLE                    14102
GlaxoSmithKline                COM              37733w105     2122    45520 SH       SOLE                    45520
HCA Inc.                       COM              404119109   477788 11121700 SH       SOLE                 10368100            753600
Johnson & Johnson              COM              478160104     1880    36400 SH       SOLE                    36400
Kraft Foods Inc. Class A       COM              50075n104   660169 20489430 SH       SOLE                 19056130           1433300
Lockheed Martin Corporation    COM              539830109     2904    56500 SH       SOLE                    56500
Manpower Inc.                  COM              56418H100     6215   132000 SH       SOLE                   132000
Mattel, Inc.                   COM              577081102      735    38125 SH       SOLE                    38125
McDonald's Corporation         COM              580135101     2503   100800 SH       SOLE                   100800
Merrill Lynch and Company, Inc COM              590188108   187315  3193780 SH       SOLE                  2851580            342200
Nike, Inc.  Class B            COM              654106103     1376    20100 SH       SOLE                    20100
Office Depot, Inc.             COM              676220106     3233   193500 SH       SOLE                   193500
Old Republic International Cor COM              680223104   180950  7135262 SH       SOLE                  6716942            418320
PepsiCo, Inc.                  COM              713448108     3841    82400 SH       SOLE                    82400
Pfizer Inc.                    COM              717081103   498612 14112990 SH       SOLE                 13291390            821600
Pitney Bowes Inc.              COM              724479100   257129  6330100 SH       SOLE                  5937100            393000
Safeway Inc.                   COM              786514208   422015 19261300 SH       SOLE                 18065300           1196000
Sara Lee Corporation           COM              803111103   363953 16764310 SH       SOLE                 15729710           1034600
Target Corporation             COM              87612e106     1536    40000 SH       SOLE                    40000
Tenet Healthcare Corporation   COM              88033G100   881041 54893500 SH       SOLE                 51224700           3668800
The Interpublic Group of Compa COM              460690100   402677 25812605 SH       SOLE                 24105905           1706700
The Kroger Co.                 COM              501044101   586179 31668240 SH       SOLE                 29127140           2541100
Time Warner Inc.               COM              887317105   253960 14116714 SH       SOLE                 12926914           1189800
Tyco International Ltd.        COM              902124106  1211130 45703035 SH       SOLE                 42721535           2981500
Tyson Foods Inc. Class A       COM              902494103     8241   622420 SH       SOLE                   605932             16488
UST Inc.                       COM              902911106   471595 13213650 SH       SOLE                 12541550            672100
United Technologies Corporatio COM              913017109     4265    45000 SH       SOLE                    45000
Wyeth                          COM              983024100   435200 10252061 SH       SOLE                  9536361            715700